Organization and Significant Accounting Policies - Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Subsidiary, Sale of Stock [Line Items]
Cash and cash equivalents	$ 31,966	$ 45,492		$ 118,879	$ 1,751
Restricted Cash	0	4,800		4,800	0
Total cash, cash equivalents and restricted cash as shown in the consolidated statement of cash flows	$ 31,966	50,292	$ 75,709	$ 123,679	$ 1,751	$ 2,776
Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Cash and cash equivalents		43,692
Restricted Cash		$ 6,600